CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2023	$ 3.3
Minimum future rentals under operating leases - 2024	2.2
Minimum future rentals under operating leases - 2025	1.5
Minimum future rentals under operating leases - hereafter	4.7
Leasing fees	$ 3.3	$ 2.7	$ 3.2